STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details Narrative) - USD ($)									1 Months Ended					12 Months Ended
	Aug. 15, 2019	May 29, 2019	Feb. 28, 2019	Nov. 30, 2018	Oct. 31, 2018	Aug. 31, 2018	Jul. 31, 2018	Nov. 14, 2017	Dec. 31, 2019		Sep. 30, 2019	Apr. 30, 2018	Jan. 31, 2018	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Dec. 17, 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option, expense														$ 422,682		$ 329,193
Granted				600,000
Weighted average exercise price, granted				$ 0.37
Shares issued during period value																$ 1,153,645
Exercise price (in dollars per share)													$ 0.15
Weighted avarage contractual term				5 years
Stock options expected to vest, weighted average														8 months 12 days
Unrecognized compensation cost														$ 87,913
Common stock issued									111,893,779					111,893,779		102,553,706
Proceeds from issuance of common stock																$ 1,153,645
2017 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to be granted under plan								13,000,000
Expiration date								Nov. 14, 2027
Stock Option 2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to be granted under plan																		18,000,000
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted avarage contractual term				6 months
Number of options issued				500,000
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted avarage contractual term				1 year
Number of options issued				100,000
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)													$ 0.10				$ 0.15
Number of warrants exercised																1,250,000
Stock Options, Restricted Stock and Units, and Other Stock-based Awards [Member] | Stock Option 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to be granted under plan									20,000,000					20,000,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, description														In connection with Incentive Stock Options, the exercise price of each option may not be less than 100% of the fair market value of the common stock on the date of the grant (or 110% of the fair market value in the case of a grantee holding more than 10% of the outstanding stock of the Company).
Granted														1,500,000		1,600,000
Weighted average exercise price, granted														$ 0.18		$ 0.27
Forfeited warrants														2,200,000
Number of warrants exercised																5,000,000
Stock options expected to vest, weighted average														2 years 9 months 18 days
Aggregate intrinsic value									$ 60,000	[1]				$ 60,000	[1]	$ 2,113,368
Former Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period (in shares)		71,774
Number of cashless exercise of warrants		200,000
Mr. Norman Gardner [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares cashless exercise of options related to services													4,027,778
Disposed shares related to services													972,222
Mr. Norman Gardner [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in conversion of debt													1,749,683
Mr. Norman Gardner [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period (in shares)																20,787,784
Shares issued in conversion of debt													1,749,683
Exercise price (in dollars per share)							$ 0.15
Number of warrants exercised																20,787,784
Number of cashless exercise of warrants					11,678	366,047
Number of disposed share					4,680	190,386
Number of issuance share					6,998	175,661
Number of common stock called by warrants (in shares)													3,700,000
Proceeds from issuance of common stock																$ 2,079,345
Chairman of Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares cashless exercise of options related to services													5,000,000
Disposed shares related to services													972,222
Shares issued during period (in shares)													4,027,778
Member of Board [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period value							$ 215,929						$ 15,731
Shares issued during period (in shares)							1,439,524						104,876
Exercise price (in dollars per share)													$ 0.15
Number of warrants exercised													104,876
Settlement Agreement [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period (in shares)																464,775
Exercise price (in dollars per share)																$ 0.15
Equity Incentive Plan 2017 [Member] | Mr. Patrick White [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	500,000
Exercise price (in dollars per share)	$ 0.14
Weighted avarage contractual term	5 years
Amendment Employment Agreement Dated August 15, 2017 [Member] | Mr. Patrick White [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Extend of terms	Aug. 15, 2020
Description of agreement automatically renewed terms	Automatically renewed on July 16, 2019.
Reduction of terms	1 year
Deferred salary	$ 100,000
Deferred salary terms	2 years
Description of deferred salary terms	Agreed to continue deferring 25% of his base salary over the one-year term until August 15, 2020.
Consulting Agreement [Member] | Stock Options [Member] | Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested			500,000													500,000
Granted																1,000,000
Exercise price (in dollars per share)																$ 0.2102
Consulting Agreement [Member] | Stock Options [Member] | Chief Operating Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted														1,000,000
Exercise price (in dollars per share)									$ 0.195					$ 0.195
Weighted avarage contractual term														2 years
Monthly consulting fee														$ 14,500
Extend of terms														Mar. 01, 2021
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)									0.0699					$ 0.0699
Warrant [Member] | Stock Options [Member] | Mr. Patrick White [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period value												$ 1,000
Shares issued during period (in shares)												100,000
Exercise price (in dollars per share)												$ 0.01
Number of warrants exercised												100,000
Proceeds from issuance of common stock												$ 1,000
Warrant [Member] | Securities Purchase Agreement [Member] | Bridge Financing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)									$ 0.15					$ 0.15
Number of convertible debt											300,000
Maturity terms											5 years
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period value																$ 15,906
Shares issued during period (in shares)																15,906,168
Number of warrants exercised																4,027,778
Number of shares issued														6,095,569		400,000
Common Stock [Member] | Former Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of cashless exercise of warrants		128,226
Common Stock [Member] | Mr. Norman Gardner [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued during period (in shares)									240,000
Common Stock [Member] | Securities Purchase Agreement [Member] | Bridge Financing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued											300,000

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of the Company's common stock for options that were in-the-money at each respective period. During the years ended December 31, 2019 and 2018, the aggregate intrinsic value of options exercised under the Company's stock option plans was $59,800 and $2,113,368, respectively.